Schedule of net loss per share (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss per Share
Net loss - basic and diluted	$ (26,544,958)	$ (23,888,403)	$ (50,715,696)	$ (32,385,895)
Weighted average shares outstanding - basic	35,745,864	23,566,694	24,297,063	19,172,619
Weighted average shares outstanding - diluted	35,745,864	23,566,694	24,297,063	19,172,619
Net loss per share - basic	$ (0.74)	$ (1.01)	$ (2.09)	$ (1.69)
Net loss per share - diluted	$ (0.74)	$ (1.01)	$ (2.09)	$ (1.69)